RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,
	2012	2011

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$810,982	$22,823
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	401,244	-
	$1,212,226	$22,823
Due to related companies
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	$-	$593,617
Due to related parties, long-term portion
-Shareholder	$12,728	$12,624

Schedule of Revenue Related Party [Table Text Block]
	2012	2011	2010
Revenue	$860,156	$14,334	$630,975
Cost of sales	(299,295)	-	(247,892)
Gross profit	$560,861	$14,334	$383,083